Financial Instruments - Summary of Other Financial Assets and Other Financial Liabilities Positions (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	€ 11	€ 29
Current derivative financial assets	33	67
Derivatives assets	44	96
Non-current loans	74	81
Current loans	2	2
Loans	76	83
Other non-current financial assets	85	110
Other current financial assets	35	69
Other financial assets	120	179
Other non-current financial liabilities	29	43
Other current financial liabilities	28	23
Other financial liabilities	57	66
Non-current derivative financial liabilities	29	43
Current derivative financial liabilities	28	23
Derivatives Liabilities	57	66
Aluminium and premium future contract [member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	3	6
Current derivative financial assets	13	39
Derivatives assets	16	45
Non-current derivative financial liabilities	3
Current derivative financial liabilities	12	6
Derivatives Liabilities	15	6
Other future contract [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets		1
Derivatives assets		1
Non-current derivative financial liabilities	3
Current derivative financial liabilities	2	1
Derivatives Liabilities	5	1
Currency commercial contracts [member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	7	21
Current derivative financial assets	18	20
Derivatives assets	25	41
Non-current derivative financial liabilities	4	6
Current derivative financial liabilities	10	12
Derivatives Liabilities	14	18
Currency net debt derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	1	2
Current derivative financial assets	2	7
Derivatives assets	3	9
Non-current derivative financial liabilities	19	37
Current derivative financial liabilities	4	4
Derivatives Liabilities	€ 23	€ 41